INVENTORY (Schedule of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORY [Abstract]
Mobile devices	$ 13,125	$ 8,371
Others	96	81
Inventory impairment	(86)	(9)
Total	$ 13,135	$ 8,443